Revenue Information - Schedule of Revenue Based on Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	$ 19,783,925	$ 21,006,306	$ 26,934,668
Net Sales	18,659,655	20,029,552	24,988,171
Rental revenues [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	19,749,838	20,852,642	26,769,058
Reservation revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	13,275	30,800	62,577
Other revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	20,812	122,864	103,033
Sales refunds [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	(104,378)	(32,746)	(69,409)
Sales discount [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	$ (1,019,892)	$ (944,008)	$ (1,877,088)